UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13 F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Broadmark Asset Management, LLC
Address:   12 East 52nd Street
           3rd Floor
           New York, NY 10022

13F File Number: 28-06435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome Crown
Title:           Chief Financial Officer
Phone:           212-586-6566

Signature, Place and Date of Signing:

/s/  Jerome Crown            New York, NY             November 14, 2011
------------------------- ------------------------ ----------------------------

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Report Type (Check only one.):

[X]   13F HOLDINGS REPORT

[_]   13F NOTICE

[_]   13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     2

Form 13F Information Table Value Total:    $81,532
                                            (thousands)

List of Other Included Managers:

    No.          Form 13F File Number              Name

    1.           028-12088                         Forward Management, LLC

                                                     FORM 13F INFORMATION TABLE
                                                   Broadmark Asset Management LLC
                                                         September 30, 2011
COLUMN 1              COLUMN 2           COLUMN 3    COLUMN 4   COLUMN 5            COLUMN 6   COL 7            COLUMN 8

                                                     VALUE      SHS OR   SH/ PUT/  INVESTMENT  OTHR         VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS     CUSIP       (x$1000)   PRN AMT  PRN CALL  DISCRETION  MGRS    SOLE      SHARED     NONE
SPDR S&P 500 ETF TR   TR UNIT            78462F103   79,374     701,500  SH          OTHER       1         0    701,500    0
ISHARES TR            FTSE CHINA25 IDX   464287184    2,158      70,000      CALL    OTHER       1    41,300     28,700    0






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